SCHEDULE OF CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 2,442	$ 13,493
Total marketable securities	$ 6,818	5,760	1,999
Total cash and cash equivalents and marketable securities	$ 8,153	8,202	15,492
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Total marketable securities		1,999	1,999
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Total marketable securities		3,761
Cash [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		1,195	13,493
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 1,247